ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

December 7, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) File Nos.: 333-179562 and 811-22668 The Acquirers Fund (S000065204)
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, The Acquirers Fund, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated December 7, 2021, and filed electronically as Post-Effective Amendment No. 769 to the Trust’s Registration Statement on Form N‑1A on December 7, 2021.
If you have any questions or require further information, please contact me at (248) 881-7509 or isabella.zoller@usbank.com.

Sincerely,

/s/ Isabella K. Zoller
Isabella K. Zoller
Secretary